Discontinued Operations (Tables)	9 Months Ended
Sep. 30, 2014
Discontinued Operations [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures

	September 30, 2014	December 31, 2013
Assets of discontinued operations:
Retained interest in purchased accounts receivable	$8,150	$4,966,338
Earned but uncollected fees	-	141,077
Due from client	22,298	256,313
	$30,448	$5,363,728

Liabilities of discontinued operations:
Accounts payable	$62,015	$26,966
Accrued expenses	39,151	51,719
Due to financial institution	39,342	3,240,942
Deferred revenue	-	12,328
	$140,508	$3,331,955

Schedule Of Disposal Groups Including Discontinued Operations Income Statement

	Three months ended		Nine months ended
	September 30, 2014	September 30, 2013	September 30, 2014	September 30, 2013

Finance revenues	$25,490	$546,872	$735,357	$1,853,081
Interest expense-financial institution	(532)	(87,656)	(109,878)	(298,069)
Benefit (Provision) for credit losses	-	45,675	24,904	(59,325)
Net finance revenues	24,958	504,891	650,383	1,495,687
Operating expenses	(196,056)	(770,064)	(441,336)	(1,723,140)
Commissions on sale and other income	308,216	-	308,216	-
Gain on sale of discontinued assets	-	-	445,474	-
Net income (loss) from discontinued operations	$137,118	$(265,173)	$962,737	$(227,453)